Consolidated Statements of Financial Position - CAD ($)	Jul. 31, 2026	Jul. 31, 2025
Current
Cash and cash equivalents	$ 14,986,990	$ 5,542,504
Amounts receivable	236,266	119,744
Marketable securities	500,000	312,500
Prepaid expenses and deposits	397,600	241,959
Total current assets	16,120,856	6,216,707
Exploration and evaluation assets	21,465,183	3,347,354
Reclamation bonds	127,696	33,000
Total assets	37,713,735	9,597,061
Current
Accounts payable and accrued liabilities	3,545,937	980,596
Due to related parties	636,143	343,561
Flow-through share premium liability	0	12,303
Total current liabilities	4,182,080	1,336,460
Shareholders' Equity
Share capital	41,296,805	11,369,158
Reserves	12,040,391	2,706,549
Deficit	(19,805,541)	(5,815,106)
Total shareholders' equity	33,531,655	8,260,601
Total liabilities and shareholders' equity	$ 37,713,735	$ 9,597,061